Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2012 bank store	Dec. 31, 2011 partially_lifted_suspension	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period of Actual Historical Losses Used to Project Probable Loan Losses		2 years
Number of banks		1
Number of financial services retailer stores		33
Proceeds from sale of loans held for sale		$ 70,448,000	$ 52,492,000	$ 65,892,000
Gain on sales of loans		1,220,000	2,728,000	2,434,000
Loans, held for sale		15,183,000	9,359,000
Loans Held-for-sale, Consumer, Installment, Student		3,800,000	5,200,000
Loans Held-for-sale, Mortgages		11,400,000	4,200,000
Provision for loan losses expensed	3,600,000	10,100,000	20,592,000	21,000,000
Provision for loan losses expensed, net of tax	2,400,000
Provision for loan losses expensed, net of tax, in dollars per share	$ 0.17
Federal Home Loan Bank Stock, Membership Requirement		4,500,000
Federal Home Loan Bank Stock, Borrowing Requirement		6,900,000
Federal Home Loan Bank Stock, Excess Not yet Repurchased		4,000,000
Number of times FHLB repurchase suspensions are lifted during period			3
Interest paid		10,300,000	14,900,000	17,600,000
Income taxes paid		3,300,000	700,000	0
Other Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Foreclosed assets		2,500,000	7,100,000
SBA Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from sale of loans held for sale		0	12,100,000
Gain on sales of loans			1,900,000
Maximum [Member] | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sale of loans held for sale, period from funding date to sale date		30 days
Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restricted investments in bank stock		15,400,000
Atlantic Central Bankers Bank (ACBB) Stock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restricted investments in bank stock		$ 65,000